Supplement to Statement of Additional Information dated April 1, 2010
Harbor Short Duration Fund

All reference to the Harbor Short Duration Fund is hereby deleted from the Statement of Additional
Information as the Harbor Short Duration Fund was liquidated and dissolved on October 29, 2010.

Dated:  November 1, 2010



Investors Should Retain This Supplement For Future Reference